STATUTORY RESERVES	12 Months Ended
Dec. 31, 2018
Statutory Accounting Practices [Abstract]
STATUTORY RESERVES
NOTE 14 – STATUTORY RESERVES

The Company’s PRC subsidiaries are required to allocate at least 10% of its after tax profits as determined under generally accepted accounting principles in the PRC to its statutory surplus reserve until the reserve balance reaches 50% of respective registered capital. For the years ended December 31, 2018, 2017 and 2016, the Company's PRC subsidiaries made appropriations to the reserve fund of $18,844,626, $5,051 and $348,583, respectively.
The accumulated balance of the statutory reserve as of December 31, 2018 and 2017 was $53,358,414 and $34,513,788, respectively.